Nature of the Business - Additional Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2020 £ / shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 £ / shares	Jun. 30, 2019 £ / shares
Nature Of Business [Line Items]
Incorporation date	Apr. 03, 2020
Newly issued shares, nominal value per share | £ / shares			£ 1.00
Net losses	$ 33,264	$ 24,654
Accumulated deficit	152,932			$ 119,668
Net cash flow used in operating and investing activities	31,300
Cash on hand	106,610	$ 55,456		$ 73,702
Net proceeds from initial public offering	$ 166,600
Deferred Shares
Nature Of Business [Line Items]
Deferred share, nominal value | £ / shares			0.00001		£ 0.00001	£ 0.00001
Deferred B Shares
Nature Of Business [Line Items]
Deferred share, nominal value | £ / shares			0.001		£ 0.001	£ 0.001
Deferred share, nominal value | £ / shares			£ 0.99999